TAXATION - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$ 137,800	$ 106,134	$ 74,857
R&D business tax credits	19,102	17,706	15,647
Share-based compensation	11,108
Depreciation of property, equipment and software	551	800	560
Deferred R&D expenses	10,532	5,927	282
Change in fair value of investment		993
Other current liabilities and others	1,577	1,275	1,599
Lease liabilities	356	571	202
Total deferred tax assets	181,026	133,406	93,147
Deferred tax liabilities:
Depreciation of property, equipment and software		(161)	(630)
Prepaid expenses	(229)	(222)	(601)
Right-of-use assets	(328)	(535)	(180)
Share-based compensation		(14)	(75)
Total deferred tax liabilities	(557)	(932)	(1,486)
Valuation allowance	(180,469)	(132,474)	(91,781)
Deferred tax liabilities, net	$ 0	$ 0	$ (120)